Commitments	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments
Note 25 — Commitments

The Company leases office and manufacturing space under operating leases that expires on September 30, 2014. It requires monthly payments of $4,200 plus insurance, taxes and common charges.

Rent expense for the years ended December 31, 2013 and 2012 totaled $104,766 and $176,830, respectively.

Future minimum payments required under operating lease obligations as of December 31, 2013 were as follows:

Total Minimum
2014	Lease Payments

$45,670	$45,670

For the lease agreements described above, the Company is required to pay the pro rata share of the real property taxes and assessments, expenses and other charges associated with these facilities.